INVENTORY	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4 — INVENTORY

Inventories included in the accompanying balance sheet are stated at the lower of cost or market as summarized below:

	December 31, 2013	December 31, 2012
Raw materials consisting of purchased parts, components and work in process	$2,461,000	$—
Finished goods	455,000	—
Total Inventory	$2,916,000	$—

Based upon the Company’s analysis of the lower of cost or market, there was no reserve for inventory recorded as of December 31, 2013.